MUTUAL OF AMERICA

MUTUAL OF AMERICA

LIFE INSURANCE COMPANY

320 PARK AVENUE

NEW YORK NY 10022-6839

212 224 1840

212 224 2518 FAX

AMY LATKIN

VICE PRESIDENT AND

ASSOCIATE GENERAL COUNSEL

CORPORATE LAW

May 1, 2020

Via EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Mutual of America Separate Account No. 2 (Thrift Contracts) (the “Registrant”)

Registration Statement on Form N-4 (File no. 033-11023 and 811-03996)

Certification pursuant to Rule 497(j) of the Securities Act of 1933

Ladies and Gentlemen:

On behalf of the above named Registrant, I certify pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the “33 Act”), that the form of Prospectus and Statement of Additional Information that would have been filed by the Registrant pursuant to Rule 497(c) of the 33 Act would not have differed from that contained in the most recent amendment to the registration statement, filed on April 29, 2020, and that the text of the most recent amendment to the registration statement has been filed electronically.

Sincerely,

/s/ Amy Latkin

Amy Latkin

Vice President and

Associate General Counsel